VACATION OWNERSHIP NOTES RECEIVABLE - Composition of Notes, Net of Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vacation ownership notes receivable, net	$ 1,115	$ 970
Vacation ownership notes receivable — securitized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vacation ownership notes receivable, net	814	717
Eligible for securitization
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vacation ownership notes receivable, net	142	98
Not eligible for securitization
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vacation ownership notes receivable, net	159	155
Vacation ownership notes receivable — non-securitized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Vacation ownership notes receivable, net	$ 301	$ 253